PROVISIONS AND CONTINGENT LIABILITIES - Probable losses paragraphs (Details)			1 Months Ended				12 Months Ended
	Sep. 21, 2021 BRL (R$)	Jun. 12, 2019 Vote	Aug. 31, 2021 BRL (R$)	Jun. 30, 2021 BRL (R$)	Dec. 31, 2016 BRL (R$)	Apr. 30, 2015 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Oct. 26, 2021 BRL (R$)
Provisions recognized
Additional provisions, other provisions							R$ 25,710,228,000	R$ 17,453,169,000
Judicial deposits							R$ 33,409,871,000	25,830,640,000
Compulsory Loan, Interest Rate							6.00%
Remuneration interest rate		6.00%					6.00%
Estimate loss or value involved in the legal proceeding							R$ 58,742,688,000	48,157,994,000
Provision on legal proceedings, non-current							31,142,222,000	24,108,078,000
Payment Related to Amounts Retained in CCEE							1,419,935,000
Compulsory loan -Time lapse for the application of remuneration interest
Provisions recognized
Number of ministers | Vote		9
Inclusion of compulsory credits not foreseen in the initial demand - Gerdau Case
Provisions recognized
Judicial deposits	R$ 209,781,000
Estimate loss or value involved in the legal proceeding, before update								1,400,000,000
Estimate loss or value involved in the legal proceeding								1,800,000,000
Undisputed amount							R$ 422,539,000	1,681,224,000
Improper interest rate applied							1048904.00%
Amount of provision				R$ 5,253,444,000			R$ 25,710,228,000
Amount the provision was updated								1,630,282,000
Net of provision							10,896,956,000
Lawsuits filed maturity term				5 years
Judicial deposits as a guarantee of a possible fine and fees for non-compliance with the judgment	209,781,000
Opposing parties requested withdrawal amount	R$ 1,471,443,000
Inclusion of new timeframe
Provisions recognized
Increase of compulsory loan							2,180,535,000
Compulsory loan monetary restatement							286,010,000
Compulsory loan restatement payment							1,462,000,000
Collection of obligations from Banco KfW
Provisions recognized
Estimate loss or value involved in the legal proceeding							681,000,000
Administrative Proceeding ANEEL
Provisions recognized
Estimate loss or value involved in the legal proceeding							309,916,000	279,308,000
Chefs ordinary action for material damages
Provisions recognized
Estimate loss or value involved in the legal proceeding							512,152,000	512,152,000
Void order - AES Sul Distribuidora Gacha de Energia SA
Provisions recognized
Estimate loss or value involved in the legal proceeding, before update								86,000,000
Estimate loss or value involved in the legal proceeding										R$ 451,894,000
Public Civil Action - Federal Public Prosecutor's Office of Bahia
Provisions recognized
Estimate loss or value involved in the legal proceeding							3,361,748,000	1,000,000,000
Request for judicial recovery - Wind Power Energia S.A.
Provisions recognized
Estimate loss or value involved in the legal proceeding							889,819,000	320,565,000
ICMS - TPP Santa Cruz
Provisions recognized
Estimate loss or value involved in the legal proceeding							546,522,000	447,662,000
Indemnity process carried out by ABB Ltda.
Provisions recognized
Estimate loss or value involved in the legal proceeding							0	385,500,000
Chesf
Provisions recognized
Provisional enforcement amount provided by defendant on litigation claimed						R$ 1,035,000
Amount of assets attached					R$ 500,000,000
Amount the provision was updated							1,749,709,000	1,500,395,000
Amount the other addition provision items were updated								175,071,000	R$ 151,235,000
Payment Related to Amounts Retained in CCEE			R$ 1,419,935,000
Payment Related to Amounts Retained in CCEE, Debit			1,824,795,000
Payment Related to Amounts Retained in CCEE, Credit			R$ 404,860,000
Main
Provisions recognized
Additional provisions, other provisions							6,403,710,000	5,860,592,000
Correction interest paid
Provisions recognized
Additional provisions, other provisions							47,316,000
Compensatory Interest
Provisions recognized
Additional provisions, other provisions							4,748,235,000	1,875,942,000
Default interest
Provisions recognized
Additional provisions, other provisions							13,116,760,000	9,444,919,000
Fees
Provisions recognized
Additional provisions, other provisions							747,994,000
Other funds
Provisions recognized
Additional provisions, other provisions							646,213,000	271,716,000
Civil
Provisions recognized
Judicial deposits							30,601,550,000	23,495,144,000
Provision on legal proceedings, non-current							R$ 28,338,928,000	R$ 21,775,547,000
Compulsory Loan
Provisions recognized
Compulsory Loan, Interest Rate							6.00%
Number of favourable votes | Vote		5
Number of legal actions filed							0	3,624
Compulsory Loan | Inclusion of new timeframe
Provisions recognized
Additional provisions, other provisions							R$ 137,000,000
Declaration of Nullity | Chesf
Provisions recognized
Litigation amount claimed							R$ 350,000,000
Percentage of fine based on the value of the case							0.01%
Tax
Provisions recognized
Provision on legal proceedings, non-current							R$ 569,640,000	R$ 252,913,000
Labor
Provisions recognized
Judicial deposits							2,238,681,000	2,082,583,000
Provision on legal proceedings, non-current							2,233,654,000	R$ 2,079,618,000
Credits from subsidiaries
Provisions recognized
Amount of provision							R$ 2,200,000,000